EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in associates
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)
Balance, beginning of period	$47,094
Additions, net of disposals[1]	4,645
Share of comprehensive income	867
Distributions received	(808)
Returns of capital	(91)
Foreign currency translation and other	434
Balance, end of period	$52,141
1.Includes assets sold and amounts reclassified to held for sale, as well as changes in accounting basis.